EMPLOYEE OPTIONS (Details) - Schedule of Nonvested Share Activity - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Nonvested Share Activity [Abstract]
Non-vested	45,834	46,350
Non-vested Weighted Average Grant-Date Fair Value	$ 10.00	$ 4.50
Granted	8,600	49,500	9,000
Granted	$ 13.00	$ 13.50	$ 5.00
Forfeited	0	20,700	17,800
Forfeited	$ 0.00	$ 3.50
Vested	(13,783)	29,318
Vested	$ (6.50)	$ 6.50
Non-vested	40,650	45,834	46,350
Non-vested Weighted Average Grant-Date Fair Value	$ 11.50	$ 10.00	$ 4.50